Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 205,008
Ending balance	286,053	€ 205,008
Lands, Buildings and Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	67,223
Ending balance	158,311	67,223
Technical Equipment and Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	54,794
Ending balance	58,367	54,794
Factory and Office Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	21,987
Ending balance	28,577	21,987
Construction in Progress and Prepayments
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	61,004
Ending balance	40,798	61,004
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	231,337	159,680
Additions	103,757	72,657
Disposals	(2,103)	(2,897)
Transfers	(482)
Impact of foreign currency translation	(4,354)	1,897
Ending balance	328,155	231,337
Cost | Lands, Buildings and Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	73,127	68,443
Additions	1,967	3,122
Disposals	(251)	(624)
Transfers	93,920	792
Impact of foreign currency translation	(3,202)	1,394
Ending balance	165,561	73,127
Cost | Technical Equipment and Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	66,594	55,744
Additions	1,461	3,773
Disposals	(606)	(290)
Transfers	12,080	7,367
Impact of foreign currency translation	104
Ending balance	79,634	66,594
Cost | Factory and Office Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	30,612	25,936
Additions	3,376	5,641
Disposals	(1,247)	(1,821)
Transfers	10,631	417
Impact of foreign currency translation	(1,210)	439
Ending balance	42,162	30,612
Cost | Construction in Progress and Prepayments
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	61,004	9,557
Additions	96,952	60,121
Disposals		(162)
Transfers	(117,113)	(8,576)
Impact of foreign currency translation	(45)	64
Ending balance	40,798	61,004
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(26,329)	(6,679)
Depreciation	(20,967)	(20,294)
Disposals	1,764	920
Impact of foreign currency translation	3,431	(276)
Ending balance	(42,102)	(26,329)
Accumulated Depreciation | Lands, Buildings and Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,904)	(1,544)
Depreciation	(4,124)	(4,223)
Disposals	219	30
Transfers	54
Impact of foreign currency translation	2,505	(167)
Ending balance	(7,250)	(5,904)
Accumulated Depreciation | Technical Equipment and Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(11,800)	(2,483)
Depreciation	(9,737)	(9,547)
Disposals	373	230
Impact of foreign currency translation	(103)
Ending balance	(21,267)	(11,800)
Accumulated Depreciation | Factory and Office Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(8,625)	(2,652)
Depreciation	(7,107)	(6,524)
Disposals	1,171	660
Transfers	(54)
Impact of foreign currency translation	1,029	(109)
Ending balance	€ (13,585)	€ (8,625)